MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        CITIZENS BANK OF RHODE ISLAND
        One Citizens Plaza
        Providence, Rhode Island 02903

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Vernon R. Alden
        Paul Y. Clinton
        David A. Duffy
        William J. Nightingale
        J. William Weeks

OFFICERS
        Diana P. Herrmann, President
        Stephen J. Caridi, Senior Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154



Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 1999

A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three flying seagulls above it]

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Narragansett Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three flying seagulls above it]

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND

                               SEMI-ANNUAL REPORT

                  "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY"


                                                               February 15, 2000

Dear Fellow Shareholders:

     Every now and then, we come across something that triggers a special point worth considering. This happened to us on a recent trip on United Airlines. When a pre-flight announcement was made that stated, "We take special care to ensure your safety," that remark brought home to us a point that we practice on a continuous basis with Narragansett Insured Tax-Free Income Fund.

     We know from our surveys that most of the shareholders of Narragansett Insured Tax-Free Income Fund are looking forward to retiring or have already retired. These are a very special group of people - and we work very hard to make sure that we are addressing their needs.

     Once one is no longer in the work force, it is essential that very careful attention be paid to whatever financial resources are available to ensure that these resources are available when needed. It is just as important that these financial resources produce the kind of return, on a consistent basis, that our shareholders can count on.

SAFETY

     Safety with municipal securities is a very important factor to which management of your Fund pays considerable attention. Just like the United Airlines announcement, "we take special care to ensure your safety" with all the municipal securities in the Fund.

     It is important to note that not all municipal securities are alike, even though they are generally considered the second safest type of investment one can make - right behind U.S. Government securities - because of the taxing and revenue raising power that municipalities possess. Indeed, there are nine separate credit ratings assignable to municipal securities by nationally renown credit rating services, ranging from the most conservative rating to the most speculative. The highest rating assigned is AAA.

THE ADDITION OF INSURANCE

     Management of the Narragansett Fund has specifically chosen to have the Fund's investment portfolio be comprised of those securities that are rated AAA. Moreover, to the maximum extent practicable, securities in the Fund's portfolio will be insured by prominent nationally recognized insurance companies which specialize in insuring municipal securities. Such insurance is only provided by these companies after a thorough examination of the cash flow of any particular municipal issuer. And, on their own, each of these insurance companies generally have an AAA credit rating.

     What this stringent credit approach taken by the Fund does for investors is to assure, to the maximum extent possible, that there will be timely payment when due of interest and principal with each of the municipal securities in the Fund's investment portfolio. WE REMEMBER RHODE ISLAND'S DEFAULT PROBLEMS OF THE EARLY 1990'S.

     In this way, we feel that "we take special care to ensure your safety."


MATURITY OF TAX-FREE MUNICIPAL BONDS

     Another factor that we feel is important in building quality for your investment is the maturity structure of the municipal bonds in the portfolio.

     As we have explained to you in the past, longer-term maturity bonds will usually produce a higher return than short-term bonds. However, such longer maturity bonds also have a higher degree of volatility of price fluctuations.

     Therefore, we have structured the average maturity of Narragansett Insured Tax-Free Income Fund to be at a somewhat intermediate level - currently 11.9 years. This level is produced by using a "laddered" approach to the selection of bonds in terms of their maturity. We have a certain number of short-term bonds and a certain number of long-term bonds, but the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of possible income level available from the bonds, without exposing the portfolio to an undue level of volatility.

     Our goal is to maintain a reasonably high level of stability for the share net asset value of the Fund, while producing the kind of tax-free return that people want to see from their investment.

     This is another strategy that we use in building quality, safety, and stability into your investment in Narragansett Insured Tax-Free Income Fund.

RELIABILITY OF PAYMENTS

     We also recognize that most of our shareholders depend upon the monthly tax-free income produced by Narragansett Insured Tax-Free Income Fund. Shareholders want to know that the income from the Fund is there when the time comes to pay various bills.

     The quality character of the portfolio ensures that this is the case.

     We want to make sure that, to the best of our ability, the monthly payments add up to a satisfactory level of income that you can be SURE will be there when you need it.

YOUR CONFIDENCE IS APPRECIATED

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Narragansett Insured Tax-Free Income Fund. We can assure you that we will continually do our best to merit your continued level of trust.

            Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                         DECEMBER 31, 1999 (UNAUDITED)

                                                                                 RATING
   FACE                                                                         MOODY'S/
  AMOUNT            GENERAL OBLIGATION BONDS (46.3%)                              S&P                  VALUE
                    Town of Bristol, Rhode Island, MBIA Insured
$ 1,000,000              5.100%, 08/15/07                                       Aaa/AAA            $  1,000,000
    100,000              6.000%, 12/15/11                                       Aaa/AAA                 103,625
    100,000              6.000%, 12/15/12                                       Aaa/AAA                 103,625
                    Town of Burrillville, Rhode Island, AMBAC Insured
    405,000              5.300%, 07/15/08                                       Aaa/AAA                 407,025
                    Town of Burrillville, Rhode Island, MBIA Insured
    250,000              5.400%, 10/15/06                                       Aaa/AAA                 255,937
    250,000              5.500%, 10/15/07                                       Aaa/AAA                 255,625
    150,000              5.700%, 10/15/10                                       Aaa/AAA                 154,875
                    Central Falls, Rhode Island, MBIA Insured
    500,000              4.900%, 11/15/05                                       Aaa/AAA                 499,375
    500,000              5.200%, 11/15/09                                       Aaa/AAA                 497,500
                    Cranston, Rhode Island
  1,120,000              5.300%, 07/15/05, MBIA Insured                         Aaa/AAA               1,136,800
    300,000              5.500%, 06/15/07, MBIA Insured                         Aaa/AAA                 307,500
    500,000              5.450%, 11/15/11, FGIC Insured                         Aaa/AAA                 503,750
                    Town of Cumberland, Rhode Island, MBIA Insured
    345,000              5.500%, 09/01/06                                       Aaa/AAA                 359,231
    500,000              5.600%, 10/01/08                                       Aaa/AAA                 511,875
    500,000              5.000%, 08/01/15                                       Aaa/AAA                 454,375
                    Town of Lincoln, Rhode Island, MBIA Insured
    400,000              5.100%, 01/15/06                                       Aaa/AAA                 402,500
    400,000              5.200%, 08/15/06                                       Aaa/AAA                 405,000
  1,000,000              5.500%, 08/15/10                                       Aaa/AAA               1,013,750
    100,000              5.625%, 04/15/11                                       Aaa/AAA                 102,125
                    Town of Lincoln, Rhode Island, FGIC Insured
    250,000              5.750%, 08/01/15                                       Aaa/AAA                 250,938
                    Narragansett, Rhode Island, MBIA Insured
    300,000              5.100%, 09/15/06                                       Aaa/AAA                 301,875
  1,000,000              5.300%, 09/15/08                                       Aaa/AAA               1,005,000
                    Newport, Rhode Island, MBIA Insured
    150,000              6.550%, 08/15/07                                       Aaa/AAA                 157,125



	              Newport, Rhode Island, Series B, FGIC Insured
    250,000              4.900%, 05/15/06                                       Aaa/AAA                 248,750
    500,000              5.000%, 05/15/07                                       Aaa/AAA                 496,875
    500,000              5.100%, 05/15/08                                       Aaa/AAA                 496,250
                    North Providence, Rhode Island, Series A,
                         MBIA Insured
    400,000              5.700%, 07/01/08                                       Aaa/AAA                 414,500
                    Pawtucket, Rhode Island, MBIA Insured
    100,000              6.650%, 09/15/06                                       Aaa/AAA                 105,250
    600,000              4.300%, 09/15/09                                       Aaa/AAA                 557,250
    250,000              4.400%, 09/15/10                                       Aaa/AAA                 231,562
                    Pawtucket, Rhode Island, FGIC Insured
    310,000              5.625%, 04/15/07                                       Aaa/AAA                 319,688
    500,000              5.750%, 04/15/09                                       Aaa/AAA                 516,875
                    Providence, Rhode Island, MBIA Insured
    100,000              5.400%, 08/01/01                                       Aaa/AAA                 101,625
    100,000              5.500%, 01/15/04                                       Aaa/AAA                 102,750
    100,000              5.900%, 01/15/09                                       Aaa/AAA                 103,375
    200,000              5.250%, 01/15/12                                       Aaa/AAA                 194,750
                    Providence, Rhode Island, FSA Insured
    700,000              5.500%, 01/15/11                                       Aaa/AAA                 702,625
                    Providence, Rhode Island, AMBAC Insured
  1,925,000              5.200%, 04/01/11                                       NR/AAA                1,888,906
                    East Providence, Rhode Island, MBIA Insured
    500,000              5.400%, 05/15/07                                       Aaa/AAA                 509,375
                    Commonwealth of Puerto Rico, MBIA Insured
    100,000              5.750%, 07/01/09                                       Aaa/AAA                 102,625
    100,000              6.000%, 07/01/14                                       Aaa/AAA                 103,250
    500,000              5.875%, 07/01/18                                       Aaa/AAA                 523,750
                    Commonwealth of Puerto Rico, AMBAC Insured
    500,000              5.850%, 07/01/15                                       Aaa/AAA                 523,125
                    State of Rhode Island Refunding, Series A,
                         FGIC Insured
  1,000,000              5.000%, 07/15/05                                       Aaa/AAA               1,006,250
                    State of Rhode Island Refunding, Series A,
                         FGIC Insured
  1,000,000              5.125%, 07/15/11                                       Aaa/AAA                 972,500
                    State of Rhode Island Refunding, Series A,
                         FGIC Insured



1,500,000              5.000%, 09/01/15                                       Aaa/AAA               1,363,125
                    Rhode Island Consolidated Capital Development
                         Loan, 1991 Series B, AMBAC Insured
    300,000              6.250%, 05/15/07                                       Aaa/AAA                 307,485
                    Rhode Island Consolidated Capital Development
                         Loan, 1991 Series B, MBIA Insured
    380,000              6.250%, 05/15/09                                       Aaa/AAA                 390,488
    100,000              6.250%, 05/15/10                                       Aaa/AAA                 102,760
                    Rhode Island Consolidated Capital Development
                         Loan, 1992 Series A, FGIC Insured
  1,050,000              5.500%, 08/01/07                                       Aaa/AAA               1,077,562
                    Rhode Island Consolidated Capital Development
                         Loan, 1993 Series A, AMBAC Insured
  1,000,000              4.800%, 06/15/02                                       Aaa/AAA               1,005,000
                    Rhode Island Consolidated Capital Development
                         Loan, 1993 Series A, FGIC Insured
  1,000,000              5.100%, 11/01/13                                       Aaa/AAA                 946,250
                    Town of Scituate, Rhode Island, MBIA Insured
    375,000              5.500%, 04/01/09                                       Aaa/AAA                 379,688
                    South Kingstown, Rhode Island, MBIA Insured
    390,000              5.000%, 03/15/08                                       Aaa/AAA                 384,637
    390,000              5.050%, 03/15/09                                       Aaa/AAA                 384,150
    170,000              5.200%, 06/01/09                                       Aaa/AAA                 169,150
    170,000              5.250%, 06/01/10                                       Aaa/AAA                 169,363
    100,000              6.300%, 12/15/11                                       Aaa/AAA                 105,125
                    South Kingstown, Rhode Island, AMBAC Insured
    400,000              4.900%, 11/15/07                                       Aaa/AAA                 395,000
                    Warwick, Rhode Island, MBIA Insured
    150,000              6.100%, 11/15/01                                       Aaa/AAA                 154,687



                    Warwick, Rhode Island, FSA Insured
    195,000              5.600%, 08/01/14                                       Aaa/AAA                 194,756
  1,000,000              5.000%, 03/01/18                                       Aaa/AAA                 883,750
                    West Warwick, Rhode Island, MBIA Insured
    500,000              5.800%, 01/01/04                                       Aaa/AAA                 518,750
    500,000              5.900%, 01/01/05                                       Aaa/AAA                 517,500
                    Woonsocket, Rhode Island, MBIA Insured
    385,000              5.125%, 03/01/11                                       Aaa/AAA                 375,856
    655,000              4.450%, 12/15/12                                       Aaa/AAA                 587,863
    685,000              4.550%, 12/15/13                                       Aaa/AAA                 619,069
                         Total General Obligation Bonds                                              31,443,351

                    REVENUE BONDS (54.7%)
                    HIGHER EDUCATION REVENUE BONDS (14.6%)
                    Rhode Island Health & Education Building Corp.,
                         Bryant College, MBIA Insured
    100,000              6.300%, 06/01/03                                       Aaa/AAA                 105,000
                    Rhode Island Health & Education Building Corp.,
                         Bryant College, 1992 2nd Series, MBIA Insured
     50,000              5.550%, 06/01/03                                       Aaa/AAA                  51,437
    100,000              5.800%, 06/01/05                                       Aaa/AAA                 104,000
                    Rhode Island Health & Education Building Corp.,
                         Johnson & Wales University, 1993 Series A,
                         AMBAC Insured
    100,000              5.200%, 04/01/04                                       NR/AAA                  101,000
    500,000              5.250%, 04/01/16                                       NR/AAA                  460,625
                    Rhode Island Health & Education Building Corp.,
                         Johnson & Wales University, 1992 Series A,
                         AMBAC Insured
    200,000              5.875%, 04/01/05                                       NR/AAA                  207,500
    150,000              5.750%, 04/01/12                                       NR/AAA                  152,813
    150,000              6.375%, 04/01/12                                       NR/AAA                  157,687
                    Rhode Island Health & Education Building Corp.,
                         Johnson & Wales University, 1999 Series A,
                         MBIA Insured
    465,000              5.500%, 04/01/15                                       Aaa/AAA                 450,469
    600,000              5.500%, 04/01/16                                       Aaa/AAA                 579,000





                    Rhode Island Health & Education Building Corp.,
                         Providence College, 1993 Series, MBIA Insured
    500,000              5.125%, 11/15/11                                       Aaa/AAA                 484,375
    300,000              5.600%, 11/01/09                                       Aaa/AAA                 304,125
    300,000              5.600%, 11/01/10                                       Aaa/AAA                 302,625
  1,500,000              5.600%, 11/01/22                                       Aaa/AAA               1,406,250
                    Rhode Island Health & Education Building Corp.,
                         Rhode Island School of Design, 1992 Series,
                         MBIA Insured
    200,000              5.800%, 06/01/05                                       Aaa/AAA                 208,750
                    Rhode Island Health & Education Building Corp.,
                         Brown University, 1993 Series, MBIA Insured
    500,000              5.400%, 09/01/18                                       Aaa/AAA                 463,750
    500,000              5.375%, 09/01/23                                       Aaa/AAA                 453,750
                    Rhode Island Health & Education Building Corp.,
                         Brown University, MBIA Insured
  1,000,000              5.000%, 09/01/23                                       Aaa/AAA                 845,000
                    Rhode Island Health & Education Building Corp.,
                         Roger Williams University, 1996 Series S,
                         AMBAC Insured
  1,000,000              5.500%, 11/15/11                                       NR/AAA                1,000,000
                    Rhode Island Health & Education Building Corp.,
                         Roger Williams University, 1996 Series S,
                         AMBAC Insured
  1,000,000              5.000%, 11/15/18                                       Aaa/AAA                 870,000
                    Rhode Island Health & Education Building Corp. -
                         Board of Governors, 1993 Series A, MBIA Insured
    450,000              5.300%, 09/15/08                                       Aaa/AAA                 450,000
    500,000              5.250%, 09/15/23                                       Aaa/AAA                 440,000
                    Rhode Island Health & Education Building Corp.,
                         Salve Regina, 1993 Series, AMBAC Insured
    150,000              5.300%, 03/15/00                                       NR/AAA                  150,378
    150,000              6.100%, 03/15/06                                       NR/AAA                  157,125
                                                                                                      9,905,659




                    HOSPITAL REVENUE BONDS (2.7%)
                    Rhode Island Health & Education Building Corporation,
                         Women & Infants Hospital, 1992 Series, FSA Insured
    100,000              6.150%, 09/01/05                                       Aaa/AAA                 104,500
    400,000              6.350%, 09/01/07                                       Aaa/AAA                 419,000
    300,000              6.550%, 09/01/13                                       Aaa/AAA                 315,750
                    Rhode Island Health & Education Building Corporation,
                         Kent County Memorial Hospital, 1992 Series,
                         MBIA Insured
    150,000              6.000%, 07/01/06                                       Aaa/AAA                 154,313
                    Rhode Island Health & Education Building
                         Corporation - Hospital Fing Lifespan Obligation
                         Group, MBIA Insured
  1,000,000              5.250%, 05/15/26                                       Aaa/AAA                 872,500
                                                                                                      1,866,063

                    MORTGAGE REVENUE-MULTI FAMILY BONDS (0.9%)
                    Rhode Island Housing & Mortgage Finance Corp,
                         1995 Series A, AMBAC Insured
    300,000              5.450%, 07/01/04                                       Aaa/AAA                 304,875
    300,000              5.550%, 07/01/05                                       Aaa/AAA                 306,000
                                                                                                        610,875

                    WATER AND SEWER REVENUE BONDS (3.9%)
                    Kent County Water Authority Revenue Bonds, 1994
                         Series A, MBIA Insured
    250,000              5.700%, 07/15/04                                       Aaa/AAA                 259,375
                    Bristol County Rhode Island Water Authority,
                         1997 Series A, MBIA Insured
    750,000              5.250%, 07/01/17                                       Aaa/AAA                 685,312
                    Bristol County Rhode Island, MBIA Insured
    300,000              5.000%, 12/01/08                                       Aaa/AAA                 295,875
                    Rhode Island Clean Water Protection Finance
                         Agency, Series A, AMBAC Insured
    500,000              4.750%, 10/01/20                                       Aaa/AAA                 413,750
                    Rhode Island Clean Water Protection Finance
                         Agency, Series 1999C, MBIA Insured
  1,000,000              5.125%, 10/01/11                                       Aaa/AAA                 967,500
                                                                                                      2,621,812

<\PAGE>



                    UTILITY REVENUE BONDS (.1%)
                    Puerto Rico Electric Power Authority, Series Q,
                         FSA Insured
    100,000              5.750%, 07/01/07                                       Aaa/AAA                 103,125

                    DEVELOPMENT REVENUE BONDS (21.6%)
                    Rhode Island Convention Center Authority, 1991
                         Series A, MBIA Insured (Escrowed to Maturity)
    100,000              6.100%, 05/15/01                                       Aaa/AAA                 104,000
    150,000              6.300%, 05/15/01                                       Aaa/AAA                 156,375
    100,000              6.375%, 05/15/01                                       Aaa/AAA                 104,375
                    Rhode Island Convention Center Authority, 1993
                         Series B, MBIA Insured
    500,000              5.000%, 05/15/07                                       Aaa/AAA                 495,625
                    Rhode Island Convention Center Authority, 1993
                         Series A, AMBAC Insured
    500,000              5.400%, 05/15/08                                       Aaa/AAA                 506,875
    300,000              5.500%, 05/15/13                                       Aaa/AAA                 300,000
  2,500,000              5.000%, 05/15/20                                       Aaa/AAA               2,159,375
  1,200,000              5.000%, 05/15/23                                       Aaa/AAA               1,020,000
                    Rhode Island Public Building Authority State Public
                         Projects, 1990 Series A, AMBAC Insured
                         (Escrowed to Maturity)
    710,000              6.000%, 02/01/01                                       Aaa/AAA                 721,218
    300,000              6.600%, 02/01/01                                       Aaa/AAA                 312,327
                    Rhode Island Public Building Authority State Public
                         Projects, 1993 Series A, AMBAC Insured
    500,000              5.100%, 02/01/05                                       Aaa/AAA                 503,750
  1,000,000              5.250%, 02/01/10                                       Aaa/AAA                 992,500
                    Rhode Island Public Building Authority State Public
                         Projects, 1990 Series A, AMBAC Insured
    785,000              6.000%, 02/01/11                                       Aaa/AAA                 796,995




                    Rhode Island Public Building Authority State Public
                         Projects, 1989 Series A, AMBAC Insured
    370,000              7.000%, 02/01/00 (Escrowed to Maturity)                Aaa/AAA                 378,147
  1,000,000              5.250%, 02/01/09                                       Aaa/AAA                 993,750
                    Rhode Island Public Building Authority State Public
                         Projects, 1996 School Series B, MBIA Insured
    500,000              5.500%, 12/15/14                                       Aaa/AAA                 486,250
  1,000,000              5.250%, 12/15/14                                       Aaa/AAA                 941,250
    500,000              5.500%, 12/15/15                                       Aaa/AAA                 481,250
                    Rhode Island Public Building Authority State Public
                         Projects, 1999 Series A, AMBAC Insured
    500,000              5.000%, 12/15/09                                       Aaa/AAA                 489,375
                    Rhode Island State Economic Development Corp.,
                         University of Rhode Island Series, FSA Insured
    750,000              4.800%, 11/01/11                                       Aaa/NR                  701,250
    750,000              4.900%, 11/01/12                                       Aaa/NR                  695,625
    750,000              4.900%, 11/01/13                                       Aaa/NR                  679,688
    750,000              5.000%, 11/01/14                                       Aaa/NR                  681,562
                                                                                                     14,701,562

                    POLLUTION CONTROL REVENUE BONDS (3.2%)
                    Rhode Island Clean Water Protection, 1993 Series A,
                         MBIA Insured
    200,000              5.300%, 10/01/07                                       Aaa/AAA                 202,000
    300,000              5.400%, 10/01/09                                       Aaa/AAA                 302,625
  1,250,000              5.400%, 10/01/15                                       Aaa/AAA               1,201,563
                    Rhode Island Clean Water Protection, 1993 Series B,
                         MBIA Insured,
    500,000              4.500, 10/01/11                                        Aaa/AAA                 451,250
                                                                                                      2,157,438




              OTHER REVENUE BONDS (7.7%)

                    State of Rhode Island Depositors Economic
                         Protection Corp., 1992 Series A, FSA Insured
    210,000              6.000%, 08/01/01                                       Aaa/AAA                 215,250
                    State of Rhode Island Depositors Economic
                         Protection Corp., 1992 Series B, MBIA Insured
    135,000              5.500%, 08/01/06                                       Aaa/AAA                 138,544
    500,000              6.000%, 08/01/17                                       Aaa/AAA                 513,750
                    State of Rhode Island Depositors Economic
                         Protection Corp., MBIA Insured
    300,000              5.800%, 08/01/09                                       Aaa/AAA                 313,125
  1,045,000              5.250%, 02/01/11 (Escrowed to Maturity)                Aaa/AAA               1,033,244
  1,000,000              5.000%, 07/01/18                                       Aaa/AAA                 877,500
                    Rhode Island State and Local Facilities,
                         MBIA Insured
  1,500,000              5.400%, 08/01/08                                       Aaa/AAA               1,531,875
                    State of Rhode Island Certificates of Participation,
                         Howard Center Improvements, MBIA Insured
    400,000              5.250%, 10/01/10                                       Aaa/AAA                 395,500
    200,000              5.375%, 10/01/16                                       Aaa/AAA                 189,250
                                                                                                      5,208,038
                         Total Revenue Bonds                                                         37,174,572

                         Total Investments (cost $70,839,824*)      101.0%                           68,617,923
                         Liabilities in excess of other assets       (1.0)                             (686,102)
                         Net Assets                                 100.0%                         $ 67,931,821

                      (*)Cost for Federal tax purposes is identical.

                                   PORTFOLIO ABBREVIATIONS:
                            AMBAC  - American Municipal Bond Assurance Corp.
                            FGIC   - Financial Guaranty Insurance Co.
                            FSA    - Financial Security Assurance
                            MBIA   - Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $70,839,824)                                     $  68,617,923
    Interest receivable                                                             1,033,533
    Receivable for Fund shares sold                                                    27,605
    Due from Manager for reimbursement of expenses (note 3)                            10,468
        Total assets                                                               69,689,529

LIABILITIES
    Cash overdraft                                                                  1,085,882
    Payable for Fund shares redeemed                                                  549,913
    Dividends payable                                                                  85,430
    Distribution fees payable                                                          34,930
    Management fee payable                                                                932
    Accrued expenses                                                                      621
        Total liabilities                                                           1,757,708

NET ASSETS                                                                      $  67,931,821

    Net Assets consist of:
    Capital Stock - Authorized 80,000,000 shares, par value $.01 per share      $      69,631
    Additional paid-in capital                                                     70,970,593
    Net unrealized depreciation on investments                                     (2,221,901)
    Accumulated net realized loss on investments                                     (783,592)
    Distributions in excess of net investment income                                 (102,910)
                                                                                $  67,931,821

CLASS A
    Net Assets                                                                  $  61,219,264
    Capital shares outstanding                                                      6,275,082
    Net asset value and redemption price per share                              $        9.76
    Offering price per share (100/96 of $9.76 adjusted to nearest cent)         $       10.17

CLASS C
    Net Assets                                                                  $   4,263,671
    Capital shares outstanding                                                        437,076
    Net asset value and offering price per share                                $        9.75
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
        if redeemed during the first 12 months after purchase)                  $        9.75*

CLASS I
    Net Assets                                                                  $      74,030
    Capital shares outstanding                                                          7,590
    Net asset value, offering and redemption price per share                    $        9.75

CLASS Y
    Net Assets                                                                  $   2,374,856
    Capital shares outstanding                                                        243,390
    Net asset value, offering and redemption price per share                    $        9.76


                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                               $  1,946,886

Expenses:
        Management fee (note 3)                                     $    185,973
        Distribution and service fees (note 3)                            71,082
        Trustees' fees and expenses                                       20,000
        Legal fees                                                        19,000
        Transfer and shareholder servicing agent fees                     14,000
        Shareholders' reports and proxy statements                        13,000
        Audit and accounting fees                                          8,000
        Custodian fees                                                     7,200
        Registration fees and dues                                         5,000
        Insurance                                                          1,700
        Miscellaneous                                                      9,070
                                                                         354,025

        Management fee waived (note 3)                                  (148,778)
        Reimbursement of expenses by Manager (note 3)                    (42,502)
        Expenses paid indirectly (note 7)                                 (7,200)
              Net expenses                                                                 155,545
              Net investment income                                                      1,791,341

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

        Net realized loss from securities transactions                  (783,592)
        Change in unrealized depreciation on investments              (2,126,570)

        Net realized and unrealized loss on investments                                 (2,910,162)
        Net decrease in net assets resulting from operations                          $ (1,118,821)

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                              DECEMBER 31,1999      JUNE 30, 1999
OPERATIONS:
    Net investment income                                                       $   1,791,341       $   2,966,068
    Net realized loss from securities transactions                                   (783,592)             17,917
    Change in unrealized depreciation on investments                               (2,126,570)         (2,366,788)
        Change in net assets from operations                                       (1,118,821)            617,197

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                          (1,644,403)         (2,805,557)
    Net realized gain on investments                                                   -                   -

    Class C Shares:
    Net investment income                                                             (88,343)           (129,420)
    Net realized gain on investments                                                   -                   -

    Class I Shares:
    Net investment income                                                              (1,880)             (2,402)
    Net realized gain on investments                                                   -                   -

    Class Y Shares:
    Net investment income                                                            (100,508)            (77,910)
    Net realized gain on investments                                                   -                   -
        Change in net assets from distributions                                    (1,835,134)         (3,015,289)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                       5,822,282          27,352,127
    Reinvested dividends and distributions                                          1,177,555           1,940,859
    Cost of shares redeemed                                                       (11,264,166)         (6,545,680)
        Change in net assets from capital share transactions                       (4,264,329)         22,747,306

        Change in net assets                                                       (7,218,284)         20,349,214

NET ASSETS:
    Beginning of period                                                            75,150,105          54,800,891

    End of period                                                               $  67,931,821       $  75,150,105

                See accompanying notes to financial statements.





                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares may carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.  FEES AND RELATED PARTY TRANSACTIONS

A)  MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

     Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund"s net assets.


     For the six months ended December 31, 1999, the Fund incurred fees for advisory and administrative services of $185,973 of which $148,778 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $42,502. Of this amount, $32,034 was paid prior to December 31, 1999 and the balance of $10,468 was paid in early January 2000.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund"s Prospectus and Statement of Additional Information.

B)  DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1999, service fees on Class A Shares amounted to $49,594, of which the Distributor received $1,056.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $16,102. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $5,367. The total of these payments with respect to Class C Shares amounted to $21,469, of which the Distributor received $13,233.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay services fees. These fees may not exceed an amount equal to the difference between (i) 0.25 of 1% of the average annual net assets of the Fund represented by Class I Shares and (ii) the amount paid under the Fund's Distribution Plan with respect to the assets represented by the Class I Shares. That is, the total payments under both plans will not exceed 0.25 of 1% of such net assets. For the six months ended December 31, 1999, these payments were made at the average annual rate of 0.05% of such net assets and amounted to $19.


     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1999, the Distributor received commissions of $16,008 on sales of Class A shares.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 1999, purchases of securities and proceeds from the sales of securities aggregated $5,578,378 and $7,823,805, respectively.

    At December 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $504,704 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $2,726,605, for a net unrealized depreciation of $2,221,901.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 1999, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.


     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 1999, the Fund had 2.0% of its net assets invested in five Puerto Rico municipal issues, all of which are rated AAA and insured or collateralized by U.S. Treasury securities.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or ne t realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                 SIX MONTHS ENDED                        YEAR ENDED
                                                DECEMBER 31, 1999                       JUNE 30, 1999
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold               517,585         $  5,163,928         2,012,032       $ 21,120,498
    Reinvested distributions                103,969            1,031,408           168,469          1,766,917
    Cost of shares redeemed                (904,958)          (8,958,502)         (588,072)        (6,175,657)
        Net change                         (283,404)          (2,763,166)        1,592,429         16,711,758

CLASS C SHARES:
    Proceeds from shares sold                34,944              350,502           172,113          1,808,558
    Reinvested distributions                  7,534               74,714            10,573            110,784
    Cost of shares redeemed                 (20,229)            (201,000)          (33,179)          (348,670)
        Net change                           22,249              224,216           149,507          1,570,672

CLASS I SHARES*:
    Proceeds from shares sold                  -                  -                  7,590             80,000
    Reinvested distributions                   -                  -                  -                 -
    Cost of shares redeemed                    -                  -                  -                 -
        Net change                             -                  -                  7,590             80,000

CLASS Y SHARES:
    Proceeds from shares sold                31,228              307,852           412,735          4,343,071
    Reinvested distributions                  7,173               71,433             6,063             63,158
    Cost of shares redeemed                (213,375)          (2,104,664)           (2,035)           (21,353)
        Net change                         (174,974)          (1,725,379)          416,763          4,384,876
Total transactions in Fund
    shares                                 (436,129)        $ (4,264,329)        2,166,289       $ 22,747,306

* For the period November 4, 1998 to June 30, 1999.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A(1)                             CLASS I(2)
                                                    SIX MONTHS                                                SIX MONTHS  PERIOD(3)
                                                      ENDED                  YEAR ENDED JUNE 30,                ENDED      ENDED
                                                     12/31/99     1999     1998     1997     1996     1995     12/31/99   6/30/99
Net Asset Value, Beginning of Period                  $10.16     $10.47   $10.18   $9.93    $9.80    $9.44      $10.15     $10.54

Income from Investment Operations:
    Net investment income                              0.24       0.49     0.50     0.51     0.52     0.54       0.26       0.31
    Net gain (loss) on securities
      (both realized and unrealized)                  (0.39)     (0.30)    0.30     0.26     0.13     0.36      (0.41)     (0.38)

    Total from Investment Operations                  (0.15)      0.19     0.80     0.77     0.65     0.90      (0.15)     (0.07)

Less Distributions (note 6):
    Dividends from net investment income              (0.25)     (0.50)   (0.51)   (0.52)   (0.52)   (0.54)     (0.25)     (0.32)
    Distributions from capital gains                    -          -        -        -        -        -          -          -

    Total Distributions                               (0.25)     (0.50)   (0.51)   (0.52)   (0.52)   (0.54)     (0.25)     (0.32)

Net Asset Value, End of Period                        $9.76      $10.16   $10.47   $10.18   $9.93    $9.80      $9.75      $10.15

Total Return (not reflecting sales charge)(%)         (1.50)+     1.74     8.02     7.95     6.72     9.82      (1.52)+    (0.75)+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)           61,219     66,611   52,006   42,540   37,988   34,373       74         77
    Ratio of Expenses to Average Net Assets (%)        0.40*      0.39     0.28     0.23     0.15     0.07       0.41*      0.49*
    Ratio of Net Investment Income to
      Average Net Assets (%)                           4.84*      4.61     4.83     5.02     5.18     5.62       4.81*      4.54*
    Portfolio Turnover Rate (%)                        7.60+      1.36     0.02     5.29      0        0         7.60+      1.36

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)        0.89*      0.91     1.12     1.23     1.16     1.18       0.91*      0.87*
    Ratio of Net Investment Income to Average
      Net Assets (%)                                   4.34*      4.09     3.99     4.05     4.17     4.51       4.32*      4.16*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)        0.38*      0.35     0.27     0.21     0.14     0.06       0.39*      0.46*

(1) Designated as Class A Shares on May 1, 1996.
(2) New Class of Shares established on October 31, 1997.
(3) From November 4, 1998 to June 30, 1999.
+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C(1)                                  CLASS Y(1)
                                                SIX MONTHS                      PERIOD(2)  SIX MONTHS                      PERIOD(2)
                                                   ENDED    YEAR ENDED JUNE 30,   ENDED      ENDED      YEAR ENDED JUNE 30,   ENDED
                                                 12/31/99   1999   1998    1997  6/30/96    12/31/99   1999    1998    1997  6/30/96
Net Asset Value, Beginning of Period              $10.16  $10.47  $10.18  $9.93   $9.94      $10.16   $10.47  $10.19  $9.93   $9.94

Income from Investment Operations:
    Net investment income                          0.20     0.38   0.40    0.41   0.07        0.26     0.49    0.59    0.56    0.09
    Net gain (loss) on securities (both
      realized and unrealized)                    (0.40)   (0.29)  0.30    0.26  (0.01)      (0.40)   (0.30)   0.29    0.26   (0.01)

    Total from Investment Operations              (0.20)    0.09   0.70    0.67   0.06       (0.14)    0.19    0.88    0.82    0.08

Less Distributions (note 6):
    Dividends from net investment income          (0.21)   (0.40) (0.41)  (0.42) (0.07)      (0.26)   (0.50)  (0.60)  (0.56)  (0.09)
    Distributions from capital gains                -        -      -       -      -           -        -       -       -       -

    Total Distributions                           (0.21)   (0.40) (0.41)  (0.42) (0.07)      (0.26)   (0.50)  (0.60)  (0.56)  (0.09)

Net Asset Value, End of Period                    $9.75   $10.16  $10.47  $10.18  $9.93      $9.76    $10.16  $10.47  $10.19  $9.93

Total Return (not reflecting sales charge) (%)    (2.02)+   0.76   6.94    6.89   0.60+      (1.43)+   1.79    8.80    8.48    0.80+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)       4,264    4,213  2,778     485    0.1       2,375    4,250     17      0.1     0.1
    Ratio of Expenses to Average Net
      Assets (%)                                   1.25*    1.35   1.29    1.08   0.20+       0.25*    0.33    0.28    0.08    0.14+
    Ratio of Net Investment Income to
      Average Net Assets (%)                       3.98*    3.65   3.77    4.20   0.70+       5.03*    4.65    4.66    5.20    0.89+
    Portfolio Turnover Rate (%)                    7.60+    1.36   0.02    5.29      0        7.60+    1.36    0.02    5.29       0

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)    1.74*    1.75   1.93    2.08   0.32+       0.74*    0.70    0.83    1.08    0.15+
    Ratio of Net Investment Income to Average
      Net Assets (%)                               3.48*    3.25   3.11    3.20   0.58+       4.53*    4.29    4.11    4.20    0.88+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)    1.23*    1.32   1.28    1.06   0.20+       0.23*    0.30    0.27    0.06    0.14+

(1) New Class of Shares established on May 1, 1996.
(2) From May 1, 1996 to June 30, 1996.
 +   Not annualized.
 *  Annualized.

                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 1, 1999. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                Number of Votes:
      TRUSTEE                             FOR                        WITHHELD
      Lacy B. Herrmann                    62,263,543.54              331,043.28
      Vernon R. Alden                     62,226,632.26              367,954.56
      Paul Y. Clinton                     62,263,543.54              331,043.28
      David A. Duffy                      62,263,543.54              331,043.28
      William J. Nightingale              62,226,632.26              367,954.16
      J. William Weeks                    62,226,632.26              367,954.16


2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:
      FOR                               AGAINST                  ABSTAIN
      62,132,824.98                     88,849.20                372,902.48